361 GLOBAL LONG/SHORT EQUITY FUND

Investor Class (AGAQX)

Class I (AGAZX)

Class Y (AGAWX)

361 U.S. SMALL CAP EQUITY FUND
Investor Class (ASFQX)

Class I (ASFZX)

Class Y (ASFWX)

Each a series of Investment Managers Series Trust

Supplement dated December 18, 2017, to the

Prospectus and the Statement of Additional Information (“SAI”) dated March 1, 2017, as supplemented.

Effective December 18, 2017 (the “Effective Date”), 361 Capital, LLC (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, by 0.15% to 1.79%, 1.54% and 1.39% of the average daily net assets of the 361 Global Long/Short Equity Fund’s Investor Class, Class I and Class Y shares, respectively.

As of the Effective Date, the Advisor has also agreed to lower its management fee from 0.85% to 0.80% of the 361 U.S. Small Cap Equity Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, by 0.26% to 1.24%, 0.99% and 0.84% of the average daily net assets of the 361 U.S. Small Cap Equity Fund’s Investor Class, Class I and Class Y shares, respectively.

Accordingly, the “Fees and Expenses of the Fund” section of the 361 Global Long/Short Equity Fund beginning on page 25 of the Prospectus is replaced with the following table:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		Investor Class		Class I		Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None		None
Maximum deferred sales charge (load)		None		None		None
Redemption fee		None		None		None
Wire fee		$20		$20		$20
Overnight check delivery fee		$25		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15		$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.25%		1.25%		1.25%
Distribution and service (Rule 12b-1) fees		0.25%		None		None
Other expenses		1.00%		0.95%		0.85%
Dividend and interest expense on short sales	0.61%		0.61%		0.61%
Shareholder service fee	0.15%		0.10%		None
All other expenses	0.24%		0.24%		0.24%
Total annual fund operating expenses[2]		2.50%		2.20%		2.10%
Fees waived and/or expenses reimbursed[3]		(0.10%)		(0.10%)		(0.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2,3]		2.40%		2.10%		2.00%

1	The expense information in the table has been restated to reflect the current expense cap, effective December 18, 2017.
2	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.79%, 1.54%, and 1.39% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The expense limitations for Class I and Investor Class Shares include a shareholder service fee of up to 0.15%. To the extent that less than 0.15% of the average daily net assets of either such Class is paid to shareholder servicing agents, the total annual fund operating expenses after waiving fees and/or reimbursing expenses of the Class will be lower than the expense limitation for the Class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$243	$769	$1,322	$2,828
Class I	$213	$679	$1,171	$2,526
Class Y	$203	$648	$1,120	$2,423

In addition, the “Fees and Expenses of the Fund” section of the 361 U.S. Small Cap Equity Fund beginning on page 42 of the Prospectus is replaced with the following table:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		Investor Class		Class I		Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None		None
Maximum deferred sales charge (load)		None		None		None
Redemption fee		None		None		None
Wire fee		$20		$20		$20
Overnight check delivery fee		$25		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15		$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.80%		0.80%		0.80%
Distribution and service (Rule 12b-1) fees		0.25%		None		None
Other expenses[2]		0.68%		0.68%		0.53%
Shareholder service fee	0.15%		0.15%		None
All other expenses	0.53%		0.53%		0.53%
Total annual fund operating expenses[3]		1.73%		1.48%		1.33%
Fees waived and/or expenses reimbursed[3]		(0.49%)		(0. 49%)		(0. 49%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[3]		1.24%		0.99%		0.84%

1	The expense information in the table has been restated to reflect the current management fee and expense cap, effective December 18, 2017.
2	“Other expenses” and “Acquired fund fees and expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
3	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24%, 0.99%, and 0.84% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Investor Class	$126	$497
Class I	$101	$420
Class Y	$86	$373

As of the Effective Date, the following is added immediately after the table under “The Advisor and Sub-Advisor” on page 67 of the Prospectus:

Effective December 18, 2017, the Advisor lowered its management fee with respect to the 361 U.S. Small Cap Equity Fund from 0.85% to 0.80% of the Fund’s average daily net assets.

In addition, as of the Effective Date, the table under “Fund Expenses” on page 71 of the Prospectus and page B-46 of the SAI is deleted and replaced with the following:

Fund	Expense Limit as percent of the average daily net assets
	Investor Class	Class I	Class Y
Managed Futures Strategy Fund	2.24%	1.99%	n/a
Global Managed Futures Strategy Fund	1.99%	1.74%	n/a
Domestic Long/Short Equity Fund	1.79%	1.54%	1.39%
Global Long/Short Equity Fund	1.79%*	1.54%*	1.39%*
Macro Opportunity Fund	2.15%	1.90%	n/a
U.S. Small Cap Equity Fund	1.24%**	0.99%**	0.84%**
*	With respect to the 361 Global Long/Short Equity Fund, effective December 18, 2017, the Advisor agreed to reduce the expense cap from 1.94%, 1.69% and 1.39% to 1.79%, 1.54% and 1.39% of the average daily nets assets of the Fund’s Investor Class, Class I and Class Y shares, respectively.
**	With respect to the 361 U.S. Small Cap Equity Fund, effective December 18, 2017, the Advisor agreed to reduce the expense cap from 1.50%, 1.25% and 1.10% to 1.24%, 0.99% and 0.84% of the average daily nets assets of the Fund’s Investor Class, Class I and Class Y shares, respectively.

As of the Effective Date, all other references in the Fund’s Prospectus and SAI to the management fee for the 361 U.S. Small Cap Equity Fund and the expense limitation arrangement for the 361 Global Long/Short Equity Fund and the 361 U.S. Small Cap Equity Fund are revised as indicated above.

Please file this Supplement with your records.

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